CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 14,277			$ 16,017				$ 22,435
Prepaid expenses and other current assets	369			55				77
Total current assets	14,646			16,072				22,512
Property and equipment, net	22			34				46
Right-of-use asset	76			133				202
Other assets	21			21				21
Total assets	14,765			16,260				22,781
Current liabilities
Accounts payable	2,599			3,879				821
Clinical trial accrued liabilities	1,562			1,696				3,033
Accrued expenses and other current liabilities	711			785				592
Warrant liabilities	167			361	$ 564			658	$ 10,796
Related party payable	$ 3,316			$ 1,472				$ 789
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]			Related Party [Member]				Related Party [Member]
Lease liability, short-term	$ 79			$ 78				$ 67
Total current liabilities	8,434			8,271				5,960
Lease liability, long-term				58				136
Total liabilities	8,434			8,329				6,096
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.001 par value per share; 10,000 shares authorized and no shares issued or outstanding as of December 31, 2024 and 2023
Common stock, $0.001 par value per share, 100,000 shares authorized as of December 31, 2024 and 2023; 8,637 and 4,906 shares issued and outstanding as of December 31, 2024 and 2023, respectively	2			1				1
Additional paid-in capital	153,229			143,787				124,949
Accumulated deficit	(146,900)			(135,857)				(108,265)
Total stockholders' equity	6,331	$ 9,624	$ 4,380	7,931	$ 12,953	$ 18,942	$ 10,076	16,685	$ 21,750
Total liabilities and stockholders' equity	$ 14,765			$ 16,260				$ 22,781